Intangible Assets	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Intangible Assets
6. Intangible Assets

The following tables set forth the costs, accumulated amortization and net book value of the Company’s separately identifiable intangible assets as of December 31, 2020 and September 30, 2020 and estimated future amortization expense.

	December 31, 2020			September 30, 2020
	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Customer relationships	$29,070	$13,865	$15,205	$29,070	$13,188	$15,882
Trade names	8,329	5,735	2,594	8,329	5,379	2,950
Non-Compete agreements	4,331	4,331	-	4,331	4,320	11
Total	$41,730	$23,931	$17,799	$41,730	$22,887	$18,843

Estimated Amortization Expense
Remaining Fiscal 2021	$3,044
Fiscal 2022	3,469
Fiscal 2023	2,879
Fiscal 2024	2,879
Fiscal 2025	2,741
Thereafter	2,787
$17,799

The trade names are amortized on a straight – line basis over their respective estimated useful lives of between five and ten years. Intangible assets that represent customer relationships are amortized on the basis of estimated future undiscounted cash flows or using the straight – line basis over estimated remaining useful lives of five to ten years. Non-compete agreements are amortized based on a straight-line basis over the term of the respective non-compete agreements, which are typically five years in duration.

The amortization expense for intangible assets was $1,044 and $1,398 for three-month periods ended December 31, 2020 and 2019, respectively.

Goodwill

Goodwill asset for fiscal 2020 and fiscal 2019 was $63,443 and $72,293, respectively. As a result of the evaluation performed, the carrying value of its net assets exceeded the estimated fair value of the Company’s Professional segment as of September 30, 2020, while the estimated fair value of the Commercial segment exceeded its net carrying value. The outcome of this goodwill impairment test resulted in a non-cash charge for the impairment of goodwill of $8,850, which was recorded in the consolidated financial statements for fiscal 2020. For purposes of performing this goodwill impairment assessment, management mainly considered recent trends in the Company’s stock price, estimated control or acquisition premium, earnings and other possible factors and their effects on estimated fair value of the Company’s reporting units.

Due to a previous sustained decline in the market capitalization of our common stock during the third quarter of 2019, we also performed a goodwill impairment test in accordance with the provisions of ASU 2017-04, and recognized a non-cash charge for the impairment of goodwill of $4,300 in fiscal 2019.

Intangible Assets

The following tables set forth the costs, accumulated amortization and net book value of the Company’s separately identifiable intangible assets as of September 30, 2020 and September 30, 2019 and estimated future amortization expense.

	September 30, 2020			September 30, 2019
	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Customer relationships	$29,070	$13,188	$15,882	$29,070	$10,321	$18,749
Trade names	8,329	5,379	2,950	8,329	3,958	4,371
Non-Compete agreements	4,331	4,320	11	4,331	3,570	761
Total	$41,730	$22,887	$18,843	$41,730	$17,849	$23,881

Estimated Amortization Expense

Fiscal 2021	$4,088
Fiscal 2022	3,469
Fiscal 2023	2,879
Fiscal 2024	2,879
Fiscal 2025	2,741
Thereafter	2,787
$18,843

The trade names are amortized on a straight – line basis over the estimated useful life of between five and ten years. Intangible assets that represent customer relationships are amortized on the basis of estimated future undiscounted cash flows or using the straight – line basis over estimated remaining useful lives of five to ten years. Non-compete agreements are amortized based on a straight-line basis over the term of the respective non-compete agreements, which are typically five years in duration.

The amortization expense for intangible assets was $5,038 and $5,586 for fiscal 2020 and 2019, respectively.